Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Premium Receivable, Allowance for Credit Loss
The following table summarizes changes in our allowance for credit loss exposure on our premiums receivable:

(millions)	2025	2024
Balance at January 1	$460	$369
Increase in allowance[1]	761	590
Write-offs[2]	(669)	(499)
Balance at December 31	$552	$460
[1] Represents the incremental increase in other underwriting expenses.
[2] Represents the portion of allowance that is reversed when premiums receivables are written off. Premiums receivable balances are written off once we have exhausted our collection efforts.

Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2025	$5,133
2024	4,003
2023	1,600

Property and Equipment
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2025	2024	Useful Lives
Land	$41	$52	NA
Buildings, improvements, and integrated components	543	576	7-40 years
Capitalized software	475	469	3-10 years
Software licenses (internal use)	495	396	1-7 years
Computer equipment	308	370	3 years
All other property and equipment	381	388	4-10 years
Total cost	2,243	2,251
Accumulated depreciation	(1,460)	(1,461)
Balance at end of year	$783	$790
NA = Not applicable; land is not a depreciable asset.

Equity Based Compensation and Related Tax Benefits
The total compensation expense recognized for all equity-based compensation for the years ended December 31, was:

(millions)	2025	2024	2023
Pretax expense	$132	$122	$121
Tax benefit[1]	18	17	17
[1] Differs from statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.

Non cash activity
For the years ended December 31, non-cash activity included the following:

(millions)	2025	2024	2023
Common share dividends[1]	$7,972	$2,695	$498
Operating lease liabilities[2]	91	96	114
[1] Declared but unpaid. See Note 14 – Dividends for further discussion.
[2] From obtaining right-of-use assets. See Note 13 – Leases for further discussion.

Supplemental Cash Flow Information
For the years ended December 31, we paid the following:

(millions)	2025	2024	2023
Income taxes[1]	$3,107	$2,585	$821
Interest	276	276	265
Operating lease liabilities	91	84	77
[1] See Note 5 – Income Taxes for further discussion.
Income taxes paid for the years ended December 31, were as follows:

($ in millions)	2025	2024	2023
Income taxes paid:
Federal	$3,022	$2,540	$800
State	85	45	21
Total income taxes paid	$3,107	$2,585	$821

Unrecorded Unconditional Purchase Obligations Disclosure	Aggregate payments on these obligations for the years ended December 31, are as follows:

(millions)	Payments
2026	$1,407
2027	454
2028	350
2029	298
2030	269
Thereafter	221
Total	$2,999